Warrants (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Class of Warrant or Right [Line Items]
Warrant, Beginning	7,075,000
Warrant, Ending	25,622,180
Warrant Liability, Beginning	$ 16,600,500	[1]
Warrant Liability, Fair value adjustment	(29,215,500)
Warrant Liability, after fair value adjustment	25,328,500
Warrant Liability, Ending	86,860,291
Loss/(gain) recognized on fair value adjustment	41,907,889
Fair Value Adjustment [Member]
Class of Warrant or Right [Line Items]
Warrant Liability, Fair value adjustment	8,728,000
Loss/(gain) recognized on fair value adjustment	8,728,000	[2]
Other Advisory Services [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	2,932,344
Warrant Liability, Issued	7,781,685
Loss/(gain) recognized on fair value adjustment	7,781,685	[3]
2014 Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	5,475,000
Warrant Liability, Issued	18,582,000
Loss/(gain) recognized on fair value adjustment	(12,405,900)	[4]
Warrants Exercised [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	69,000
Warrant Liability, Issued	431,491
Loss/(gain) recognized on fair value adjustment	(50,824)	[4]
Fields Texas And Ftx [member]
Class of Warrant or Right [Line Items]
Warrant, issued	10,605,140
Warrant Liability, Issued	37,854,928	[5]
Loss/(gain) recognized on fair value adjustment	37,854,928	[3]
Fields Texas
Class of Warrant or Right [Line Items]
Warrant, Beginning	7,075,000
Warrant, exercised	(631,238)
Warrant, Ending	7,012,762
Warrant Liability, Beginning			16,600,500
Warrant Liability, Exercised	(3,118,313)		3,118,313
Warrant Liability, Ending			60,065,115
Loss/(gain) recognized on fair value adjustment	46,582,928
Fields Texas | Other Advisory Services [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	69,000
Warrant Liability, Issued			(2,150,000)
Loss/(gain) recognized on fair value adjustment	2,150,000
Fields Texas | Warrants Exercised [Member]
Class of Warrant or Right [Line Items]
Warrant Liability, Issued			(110,400)
Loss/(gain) recognized on fair value adjustment	$ 110,400

[1]	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
[2]	Includes $859,390 related to warrants issued to William Fields pursuant to his role as a director of the Company included in selling, general and administrative expense and $7,868,610 included in advisory agreement warrant expense in the accompanying statements of operations and comprehensive (loss) income.
[3]	Included in advisory agreement warrant expense in the accompanying statements of operations and comprehensive (loss) income.
[4]	Warrants represent warrants issued with the January Private Placement and February Private Placement as well as the warrants issued in conjunction with the private placement of common stock and included in warrant fair value adjustments, net in the accompanying statements of operations and comprehensive (loss) income.
[5]	Additional warrants represent 9,702,806 warrants issued pursuant to the anti-dilution provisions of warrants issued during 2013, 833,333 warrants issued for 2014 advisory services and 69,000 of warrants issued for additional advisory services.